RiverNorth Capital Management, LLC
325 N. LaSalle Street, Suite 645
Chicago, IL 60654

February 3, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	RiverNorth Funds, File Nos. 333-136185; 811-21934

Rule 497(j) Certifications

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the ”Securities Act”), in lieu of filing under Rule 497(c), the Trust here certifies that the forms of Prospectuses and Statement of Additional Information for the Trust, each dated January 28, 2020, that would have been filed under Rule 497(c) do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 40 to the Trust’s Registration Statement on Form N-1A under the Securities Act, the text of which was filed electronically with the U. S. Securities and Exchange Commission on January 28, 2020 via EDGAR (Accession No. 0001398344-20-001404), except with respect to the Funds identified in Exhibit A hereto, the Prospectuses and Statements of Additional Information for which are being separately filed pursuant to Rule 497(c) on February 3, 2020.

RiverNorth Funds

By:	/s/ Patrick W. Galley
Patrick W. Galley
President

Exhibit A

Funds

RiverNorth/OakTree High Income Fund